Schedule of profit or loss (Details) - USD ($)	4 Months Ended	5 Months Ended	12 Months Ended
	Aug. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue
Other income
Profit / (Loss) before taxation	(6,303)	(4,303)
Taxation
Profit / (Loss) for the year	$ (6,303)	$ (4,303)
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Revenue
Cost of sales
Gross profit
Other income
Investment revenue			1,064,093
Audit fees			(207,379)	(70,000)
Legal fees			(191,986)	(104,163)
Public relations and marketing			(163,413)	(337,220)
Secretarial services				(26,532)
Bank charges			(1,487)	(2,089)
Operating profit / (loss)			499,829	(540,004)
Finance cost			(44,394)	(12,000)
Profit / (Loss) before taxation			455,435	(552,004)
Taxation
Profit / (Loss) for the year			455,435	(552,004)
Other comprehensive income
Total comprehensive profit / (loss)			$ 455,435	$ (552,004)